Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Residential Mortgages (Detail) - Retail [member] - Residential mortgages [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 512	$ 367	$ 518	$ 402
Provision for credit losses
Originations	23	11	53	27
Maturities	(24)	(7)	(34)	(14)
Changes in risk, parameters and exposures	3	122	(2)	106
Write-offs	(10)	(10)	(19)	(22)
Recoveries	3	2	5	6
Exchange rate and other	(12)	(1)	(26)	(21)
Balance at end of period	495	484	495	484
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	192	132	206	146
Provision for credit losses
Transfers to Stage 1	46	33	120	60
Transfers to Stage 2	(4)	(22)	(10)	(26)
Transfers to Stage 3	(1)	(1)	(1)	(2)
Originations	23	11	53	27
Maturities	(10)	(3)	(16)	(7)
Changes in risk, parameters and exposures	(52)	(39)	(156)	(84)
Exchange rate and other	(2)	3	(4)
Balance at end of period	192	114	192	114
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	162	80	160	77
Provision for credit losses
Transfers to Stage 1	(41)	(21)	(110)	(39)
Transfers to Stage 2	4	23	12	29
Transfers to Stage 3	(14)	(7)	(27)	(15)
Maturities	(14)	(4)	(18)	(7)
Changes in risk, parameters and exposures	55	159	141	188
Exchange rate and other	(4)	(7)	(10)	(10)
Balance at end of period	148	223	148	223
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	158	155	152	179
Provision for credit losses
Transfers to Stage 1	(5)	(12)	(10)	(21)
Transfers to Stage 2	0	(1)	(2)	(3)
Transfers to Stage 3	15	8	28	17
Changes in risk, parameters and exposures	0	2	13	2
Write-offs	(10)	(10)	(19)	(22)
Recoveries	3	2	5	6
Exchange rate and other	(6)	3	(12)	(11)
Balance at end of period	$ 155	$ 147	$ 155	$ 147